Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares or Principal Amounts		Value
Common Stocks– 97.6%
Diversified Telecommunication Services – 0.9%
Cellnex Telecom SA (144A)*	167,000	$6,479,610
Equity Real Estate Investment Trusts (REITs) – 77.9%
Activia Properties Inc	1,581	4,714,098
Advance Residence Investment Corp	1,742	4,635,574
Agree Realty Corp	235,139	16,960,576
Alexandria Real Estate Equities Inc	184,728	26,725,620
CapitaLand Mall Trust	6,053,426	9,457,116
CDL Hospitality Trusts	106,673	97,534
CubeSmart	519,511	22,193,510
Digital Realty Trust Inc	187,583	24,353,901
Equity LifeStyle Properties Inc	238,974	16,840,498
Essex Property Trust Inc	73,002	19,090,753
First Industrial Realty Trust Inc	294,318	13,974,219
Gecina SA	60,000	5,595,256
Goodman Group	441,229	5,432,122
Healthcare Trust of America Inc	326,183	9,103,767
Hulic Inc	4,745	5,589,348
Industrial & Infrastructure Fund Investment Corp	3,018	3,993,299
Invitation Homes Inc	755,395	26,876,954
Japan Hotel Investment Corp	16,503	8,247,850
Japan Retail Fund Investment Corp	7,957	6,199,726
Land Securities Group PLC	970,000	7,839,052
LaSalle Logiport	3,155	3,872,236
Life Storage Inc	198,030	22,112,030
Link	1,622,900	13,237,020
Mapletree Logistics Trust	6,302,245	7,622,586
Merlin Properties Socimi SA	760,000	7,330,204
National Retail Properties Inc	487,518	20,963,274
Orix JREIT Inc	7,533	10,228,355
Park Hotels & Resorts Inc	1,063,765	14,435,291
Prologis Inc	231,621	27,250,211
Rexford Industrial Realty Inc	338,280	19,481,545
Safestore Holdings PLC	380,000	4,907,075
SBA Communications Corp	27,160	8,692,558
Segro PLC	865,000	10,283,607
SITE Centers Corp	719,018	9,685,172
Spirit Realty Capital Inc	614,660	23,221,855
Stockland	2,532,411	6,308,877
Sun Communities Inc	197,699	31,505,313
UDR Inc	533,533	24,563,859
UNITE Group PLC	500,000	6,474,934
VICI Properties Inc	1,141,521	34,005,911
Vicinity Centres	7,732,614	9,792,037
Welltower Inc	286,006	23,552,594
Workspace Group PLC	358,759	2,427,735
		579,875,052
Real Estate Management & Development – 18.8%
Ayala Land Inc	10,516,500	4,878,493
China Resources Land Ltd	3,118,000	14,543,726
China Vanke Co Ltd	4,957,100	12,458,136
City Developments Ltd	1,247,100	7,317,397
CK Asset Holdings Ltd	1,898,500	13,428,332
CTP NV (144A)	410,000	4,725,581
Fastighets AB Balder - Class B*	1,410,000	6,758,876
Hang Lung Properties Ltd	4,722,000	8,954,625
Helical PLC	1,000,000	4,558,013
LEG Immobilien AG#	86,000	7,129,571
Mitsui Fudosan Co Ltd	811,900	17,460,698
Swire Properties Ltd	2,774,400	6,887,736
Tokyu Fudosan Holdings Corp	704,400	3,707,368
Tricon Capital Group Inc	637,676	6,465,945
VGP NV	37,500	5,972,464
Vonovia SE	490,000	15,094,616
		140,341,577
Total Common Stocks (cost $732,973,206)		726,696,239
Investment Companies– 2.3%
Money Markets – 2.3%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $16,937,850)	16,936,559	16,938,253

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº,£	1,886,144	$1,886,144
Time Deposits – 0.1%
Royal Bank of Canada, 1.5600%, 7/1/22	$471,536	471,536
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,357,680)		2,357,680
Total Investments (total cost $752,268,736) – 100.2%		745,992,172
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(1,283,003)
Net Assets – 100%		$744,709,169

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$454,885,344	61.0%
Japan	68,648,552	9.2
Hong Kong	42,507,713	5.7
United Kingdom	36,490,416	4.9
China	27,001,862	3.6
Singapore	24,494,633	3.3
Germany	22,224,187	3.0
Australia	21,533,036	2.9
Spain	13,809,814	1.8
Sweden	6,758,876	0.9
Canada	6,465,945	0.9
Belgium	5,972,464	0.8
France	5,595,256	0.7
Philippines	4,878,493	0.7
Netherlands	4,725,581	0.6

Total	$745,992,172	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$41,295	$(515)	$403	$16,938,253
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	6,428∆	-	-	1,886,144
Total Affiliated Investments - 2.5%	$47,723	$(515)	$403	$18,824,397

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 2.3%
Money Markets - 2.3%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	18,131,688	126,803,235	(127,996,558)	16,938,253
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 1.3810%ºº	3,032,104	10,315,542	(11,461,502)	1,886,144

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $11,205,191, which represents 1.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

#	Loaned security; a portion of the security is on loan at June 30, 2022.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$726,696,239	$-	$-
Investment Companies	-	16,938,253	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,357,680	-
Total Assets	$726,696,239	$19,295,933	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70229 08-22